Biological assets - Summary of Changes in the Carrying Value of Biological Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about biological assets [abstract]
Biological assets	$ 31,791	$ 17,673
Biological assets acquired (Note 13)	2,002	1,436
Transferred to inventory upon harvest	(280,863)	(96,849)
Changes in fair value of biological assets	293,119	109,531
Biological assets	$ 46,049	$ 31,791